Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2022
Entity File Number	000-53204
Entity Registrant Name	EVENTIKO INC.
Entity Central Index Key	0001816554
Entity Tax Identification Number	95-1535709
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Xinzhong St. 3
Entity Address, Address Line Two	Dongcheng
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100026
City Area Code	(702)
Local Phone Number	605-4808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true